Offerings	Nov. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.875% Senior Notes due 2033
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,670.00
Rule 457(f)	true
Amount of Securities Received | shares	700,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 700,000,000.00
Fee Note MAOP	$ 700,000,000.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f) of the Securities Act. (2) The registration fee has been calculated pursuant to Rule 457(f) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.875% Senior Notes due 2033
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	0
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 0.00
Fee Note MAOP	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f) of the Securities Act. (2) The registration fee has been calculated pursuant to Rule 457(f) under the Securities Act. (3) No additional consideration is being received for the guarantees, and, therefore no additional fee is required.